Shareholders' equity - Issued and Outstanding Share Capital (Details) - CAD ($) $ in Millions	4 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Number
Number of shares outstanding, beginning balance (shares)		108,391,625	106,397,037
Issuance of subordinate voting shares in business combination (note 5) (shares)		16,946
Convert multiple voting shares to subordinate voting shares (shares)		0	0
Exercise of stock options (shares)		1,702,503	1,994,588
Number of shares outstanding, ending balance (shares)	106,397,037	110,111,074	108,391,625	106,397,037
$
Shareholders’ equity, opening balance		$ 243.6	$ 146.1	$ 142.7
Issuance of subordinate voting shares in business combination (note 5)		1.5
Exercise of stock options		3.1	1.2	0.1
Shareholders’ equity, closing balance	$ 146.1	$ 399.1	$ 243.6	$ 146.1
Multiple Voting Shares
Number
Number of shares outstanding, beginning balance (shares)	0	70,894,076	83,308,154
Issuance of subordinate voting shares in business combination (note 5) (shares)		0
Convert multiple voting shares to subordinate voting shares (shares)		(19,890,000)	(12,414,078)
Exercise of stock options (shares)		0	0
Number of shares outstanding, ending balance (shares)	83,308,154	51,004,076	70,894,076	83,308,154
$
Shareholders’ equity, opening balance	$ 0.0		$ 2.2
Shareholders’ equity, closing balance	$ 2.2			$ 2.2
Subordinate Voting Shares
Number
Number of shares outstanding, beginning balance (shares)	0	37,497,549	23,088,883
Issuance of subordinate voting shares in business combination (note 5) (shares)		16,946
Convert multiple voting shares to subordinate voting shares (shares)		19,890,000	12,414,078
Exercise of stock options (shares)		1,702,503	1,994,588
Number of shares outstanding, ending balance (shares)	23,088,883	59,106,998	37,497,549	23,088,883
$
Shareholders’ equity, opening balance	$ 0.0		$ 101.1
Shareholders’ equity, closing balance	$ 101.1			$ 101.1
Share capital
Number
Number of shares outstanding, beginning balance (shares)	100,000,000		106,397,037
Number of shares outstanding, ending balance (shares)	106,397,037			106,397,037
$
Shareholders’ equity, opening balance	$ 2.7	$ 106.1	$ 103.3	$ 60.2
Issuance of subordinate voting shares in business combination (note 5)		1.5
Convert multiple voting shares to subordinate voting shares		0.0	0.0
Exercise of stock options		5.0	2.8	0.1
Shareholders’ equity, closing balance	103.3	112.6	106.1	103.3
Share capital | Multiple Voting Shares
$
Shareholders’ equity, opening balance		1.9	2.2
Issuance of subordinate voting shares in business combination (note 5)		0.0
Convert multiple voting shares to subordinate voting shares		(0.5)	(0.3)
Exercise of stock options		0.0	0.0
Shareholders’ equity, closing balance	2.2	1.4	1.9	2.2
Share capital | Subordinate Voting Shares
$
Shareholders’ equity, opening balance		104.2	101.1
Issuance of subordinate voting shares in business combination (note 5)		1.5
Convert multiple voting shares to subordinate voting shares		0.5	0.3
Exercise of stock options		5.0	2.8
Shareholders’ equity, closing balance	$ 101.1	$ 111.2	$ 104.2	$ 101.1